UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  December 31, 2008"

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"Coghill Capital Management, LLC"
Address:	One North Wacker Drive
 		Suite 4350
 		"Chicago, Illinois 60606"

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

"Signature, Place, and Date of Signing:"

"  /s/ Clint D. Coghill        Chicago, Illinois            February 13, 2009"
---------------------------  ---------------------------   -------------------
"   [Signature]                  [City, State]                  [Date]"

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Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		19

Form 13F Information Table Value Total:		46,591
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE

---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION   MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	  6278	  3507503	Sh  	Sole	None	Sole
ASPECT MEDICA	COM          	045235108	  9543	  2798515	Sh  	Sole	None	Sole
AUTHENTIDATE 	COM          	052666104	   893	  3436304	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  1976	  4391610	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	   306	   373079	Sh  	Sole	None	Sole
ENERGY XXI BE	COM          	G10082108	    46	    58400	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 13759	 11660485	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  4710	  1154340	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  2869	  2868992	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	  1312	  1214615	Sh  	Sole	None	Sole
KEY TRONIC CO	COM          	493144109	   159	   164309	Sh  	Sole	None	Sole
METALINK LTD 	COM          	M69897102	    40	   416660	Sh  	Sole	None	Sole
MIVA INC     	COM          	55311R108	   614	  3355368	Sh  	Sole	None	Sole
OILSANDS QUES	COM          	678046103	   160	   218587	Sh  	Sole	None	Sole
SOAPSTONE NET	COM          	833570104	   115	    44500	Sh  	Sole	None	Sole
SONIC INNOVAT	COM          	83545M109	  2631	  2630904	Sh  	Sole	None	Sole
UCN INC      	COM          	902636109	   156	   122116	Sh  	Sole	None	Sole
WEB.COM GROUP	COM          	94733A104	  1022	   279121	Sh  	Sole	None	Sole
WORKSTREAM IN	COM          	981402100	     2	    45300	Sh  	Sole	None	Sole